Deferred Income (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Income [Abstract]
Schedule of Deferred Income	Deferred income consisted of the following:
	As of December 31, 2025	As of December 31, 2024
Government grant income	$32,175	$46,874
Total deferred income	$32,175	$46,874